Financial assets at fair value through profit or loss (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Disclosure of Fair Value of Financial Assets [Abstract]
Current	$ 0	$ 0	$ 0
Non-current	$ 417	$ 1,285	$ 1,392